PRINCIPAL ACCOUNTING POLICIES - Net revenues and long-lived assets (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Total revenues	¥ 42,000	¥ 65,497,646	$ 9,366,039	¥ 92,256,302	¥ 118,678,591
Total long-lived assets		42,849,532		45,249,247
Inside China
PRINCIPAL ACCOUNTING POLICIES
Total revenues		22,588,614		31,212,181	45,418,257
Total long-lived assets		36,454,844		37,437,289
The Americas
PRINCIPAL ACCOUNTING POLICIES
Total revenues		12,303,917		22,535,516	21,640,478
Total long-lived assets		869,390		1,011,787
Europe
PRINCIPAL ACCOUNTING POLICIES
Total revenues		8,608,626		13,624,895	21,731,240
Asia Pacific
PRINCIPAL ACCOUNTING POLICIES
Total revenues		13,436,711		1,771,391	19,431,642
Total long-lived assets		5,524,713		6,799,419
Rest of the world
PRINCIPAL ACCOUNTING POLICIES
Total revenues		8,559,778		23,112,319	¥ 10,456,974
Total long-lived assets		¥ 585		¥ 752